Share-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation

Note 3 - Share-Based Compensation

We account for share-based awards under the provisions of ASC 718, Compensation-Stock Compensation. Accordingly, share-based compensation cost is measured at the grant date based on the fair value of the award and we expense these costs using the straight-line method over the requisite service period.

Share-based compensation expenses related to our restricted stock grants were $14 thousand and $51.0 thousand for the three months ended September 30, 2022 and 2021, respectively, and $63.80 thousand and $82.0 thousand for the nine months ended September 30, 2022 and 2021, respectively, which are reported as a separate line item in the consolidated statements of changes in stockholders’ deficit.

On May 5, 2022, pursuant to the 2015 Incentive Plan, we granted 250,000 shares of restricted stock to an external consultant, which are fully vested at the grant date. The grant date price per share was $0.165 for a total grant date fair value of $41.3 thousand.

Note 8- Share-Based Compensation

The 2015 Incentive Plan, our equity plan, was approved by the stockholders at our annual meeting of stockholders on July 16, 2015. The 2015 Incentive Plan reserves 5,000,000 shares of our Common Stock for stock options, restricted stock, and a variety of other types of equity awards. We believe that long-term incentive compensation programs align the interests of management, employees and the stockholders to create long-term stockholder value. We believe that equity-based incentive compensation plans, such as the Incentive Plan, increase our ability to achieve this objective, and, by allowing for several different forms of long-term equity-based incentive awards, help us to recruit, reward, motivate and retain talented employees and other service providers. The text of the 2015 Incentive Plan is included in the attachment marked as Appendix B to our Proxy Statement on Schedule 14A filed with the Securities and Exchange Commission on June 16, 2015.

During the year ended December 31, 2021, pursuant to the 2015 Incentive Plan, we awarded 550,000 shares of restricted stock to the independent members of the Board of Directors, which are subject to a two-year cliff vesting. The grant date price per share was $0.06 for a total grant date fair value of $34.7 thousand. In addition, we granted 1,735,000 shares of restricted stock to employees, which are subject to three-year cliff vesting. During the year ended December 31, 2021, 945,000 restricted employee shares were forfeited. The grant price per share was $.06 for a total fair grant value of $49.8 thousand. We also granted 100,000 shares each of restricted stock to three external consultants for a total of 300,000 shares, which were fully vested at a grant date. The grant date price per share was $0.06 for a total grant date fair value of $6.3 thousand. We granted another 315,000 shares of restricted stock to an external consultant, which were fully vested at the grant date. The grant date price per share $.10 for a total grant date fair value of $31.5 thousand.

During the year ended December 31, 2020, pursuant to the 2015 Incentive Plan, we awarded 80,000 shares of restricted stock to the independent members of the Board of Directors, which are subject to a two-year cliff vesting. The grant date price per share was $0.10 for a total grant date fair value of $8.0 thousand. We also granted 100,000 shares of restricted stock to an external consultant in the amount of 100,000, which were fully vested at a grant date. The grant date price per share was $0.07 for a total grant date fair value of $7.0 thousand.

The following table reflects the activity of the restricted shares:

Restricted Stock Activity (in thousands)	Number of shares	Weighted average grant date value
Unvested at December 31, 2019	456	$0.25
Granted	180	0.08
Forfeited	(64)	0.28
Vested	(480)	0.20
Unvested at December 31, 2020	92	$0.11
Granted	2,900	0.07
Forfeited	(945)	0.06
Vested	(1,257)	0.08
Unvested at December 31, 2021	790	$0.06

Compensation Expense and Related Valuation Techniques

We account for share-based awards under the provisions of ASC 718, “Share-Based Payment,” which established the accounting for share-based awards exchanged for employee and non-employee services. Accordingly, share-based compensation cost is measured at the grant date based on the fair value of the award and we expense these costs using the straight-line method over the requisite service period. Unrecognized compensation expense associated with unvested share-based awards, consisting entirely of unvested restricted stock, was $50 thousand and $10 thousand at December 31, 2021 and 2020, respectively. This cost is expected to be recognized over a weighted-average period of 2.3 years.

Our stock-based compensation expense was $122 thousand and $23 thousand in the years ended December 31, 2021 and 2020, respectively, and is included in general and administrative expenses in the accompanying Consolidated Statements of Operations and Comprehensive Income. There were no related income tax effects in either year.